Revenues, Deferred Revenues and Segments (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Dec. 31, 2025 USD ($)
Revenues, Deferred Revenues and Segments [Line Items]
Total revenue	90.00%
Deferred revenue (in Dollars) | $	$ 166	$ 1,538
Number of operating segments (in Segment) | Segment	2
Maximum [Member] | Customer One [Member]
Revenues, Deferred Revenues and Segments [Line Items]
Total revenue		10.00%
Bottom of range [member] | Customer Two [Member]
Revenues, Deferred Revenues and Segments [Line Items]
Total revenue	37.00%